Financial instruments by category	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of financial instruments [text block]
Note 25	Financial instruments by category

	Assets as per statement
Amounts in US$ '000	of financial position
	2017	2016
Loans and receivables
Trade receivables	19,519	18,426
To be recovered from co-venturers (Note 33)	2,455	3,311
Other financial assets (a)	43,488	22,027
Cash and cash equivalents	134,755	73,563
	200,217	117,327

(a) Non current other financial assets relate to contributions made for environmental obligations according to Colombian and Brazilian government regulations and also include a non current account receivable with the previous owners of one of the Colombian subsidiaries (see Note 28). Current other financial assets corresponds to the security deposit granted in relation to the purchase of Argentinian assets (see Note 35) and short term investments with original maturities up to twelve months and over three months.

	Liabilities as per statement
	of financial position
Amounts in US$ '000	2017	2016
Liabilities at fair value through profit and loss
Derivative financial instrument liabilities	19,289	3,067
	19,289	3,067
Other financial liabilities at amortised cost
Trade payables	52,557	23,650
Payables to related parties (Note 33)	31,184	27,801
To be paid to co-venturers (Note 33)	10,015	1,614
Borrowings	426,204	358,672
	519,960	411,737
Total financial liabilities	539,249	414,804

Credit quality of financial assets

The credit quality of financial assets that are neither past due nor impaired can be assessed by reference to external credit ratings (if available) or to historical information about counterparty default rates:

Amounts in US$ '000	2017	2016
Trade receivables
Counterparties with an external credit rating (Moody’s)
B2	70	7,056
Ba3	8,788	-
Baa3	3,614	3,729
Counterparties without an external credit rating
Group1 (a)	7,047	7,641
Total trade receivables	19,519	18,426

(a) Group 1 – existing customers (more than 6 months) with no defaults in the past.
All trade receivables are denominated in US Dollars, except in Brazil where are denominated in Brazilian Real.

Cash at bank and other financial assets (a)
Amounts in US$ '000	2017	2016
Counterparties with an external credit rating (Moody’s, S&;P, Fitch, BRC Investor Services)
A1	553	813
A2	298	-
A3	63,853	-
Aaa	15,040	-
Aa3	11,401	42,798
AAA	19,634	14
B2	31	-
Ba1	18	-
Ba2	7	-
Baa1	307	100
Baa2	4,078	4,094
Ba3	2,815	3,497
B3	-	10
BBB	15,064	-
Counterparties without an external credit rating	45,123	44,252
Total	178,222	95,578

(a) The remaining balance sheet item ‘cash and cash equivalents’ corresponds to cash on hand amounting to US$  21,000 (US$ 12,000 in 2016).

Financial liabilities - contractual undiscounted cash flows

The table below analyses the Group’s financial liabilities into relevant maturity groupings based on the remaining period at the balance sheet to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Less than 1	Between 1	Between 2	Over 5
Amounts in US$ '000	year	and 2 years	and 5 years	years
At 31 December 2017
Borrowings	27,625	27,625	82,875	480,250
Trade payables	52,557	-	-	-
Payables to related parties	7,331	2,068	27,087	-
	87,513	29,693	109,962	480,250
At 31 December 2016
Borrowings	48,958	43,304	355,064	-
Trade payables	23,650	-	-	-
Payables to related parties	1,561	1,561	22,018	-
	74,169	44,865	377,082	-

Fair value measurement of financial instruments

Accounting policies for financial instruments have been applied to classify as either: loans and receivables, held-to-maturity, available-for-sale, or fair value through profit and loss. For financial instruments that are measured in the statement of financial position at fair value, IFRS 13 requires a disclosure of fair value measurements by level according to the following fair value measurement hierarchy:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices).

Level 3 - Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).

This note provides an update on the judgements and estimates made by the Group in determining the fair values of the financial instruments since the last annual financial report.

(a) Fair value hierarchy

The following table presents the Group’s financial assets and financial liabilities measured and recognised at fair value at 31 December 2017 and 2016 on a recurring basis:

		At 31 December
Amounts in US$ '000	Level 2	2017
Liabilities
Derivative financial instrument liabilities
Commodity risk management contracts	19,289	19,289
Total Liabilities	19,289	19,289

		At 31 December
Amounts in US$ '000	Level 2	2016
Liabilities
Derivative financial instrument liabilities
Commodity risk management contracts	3,067	3,067
Total Liabilities	3,067	3,067

There were no transfers between Level 2 and 3 during the period.

The Group did not measure any financial assets or financial liabilities at fair value on a non-recurring basis as at 31 December 2017.

(b) Valuation techniques used to determine fair values

Specific valuation techniques used to value financial instruments include:

⋅	The use of quoted market prices or dealer quotes for similar instruments.
⋅
The market-to-market fair value of the Group's outstanding derivative instruments is based on independently provided market rates and determined using standard valuation techniques, including the impact of counterparty credit risk and are within level 2 of the fair value hierarchy.

⋅	The fair value of the remaining financial instruments is determined using discounted cash flow analysis. All of the resulting fair value estimates are included in level 2.

(c) Fair values of other financial instruments (unrecognised)

The Group also has a number of financial instruments which are not measured at fair value in the balance sheet. For the majority of these instruments, the fair values are not materially different to their carrying amounts, since the interest receivable/payable is either close to current market rates or the instruments are short-term in nature.

Borrowings are comprised primarily of fixed rate debt and variable rate debt with a short term portion where interest has already been fixed. They are classified under other financial liabilities and measured at their amortized cost.

The fair value of these financial instruments at 31 December 2017 amounts to US$ 425,118,000 (US$ 346,180,000 in 2016). The fair values are based on cash flows discounted using a rate based on the borrowing rate of 6.90% (7.60% in 2016) and are within level 2 of the fair value hierarchy.